DEPOSITS BY BANKS (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 12,017	£ 14,037
Drawdown from TFSME	8,600	11,000
Items in the course of transmission
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	507	523
Deposits held as collateral
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	1,342	723
Other deposits
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 10,168	£ 12,791